Acquisitions, Dispositions, and Deconsolidations - Construction Segment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 112.5	$ 157.4		$ 117.4
DBMG
Business Acquisition [Line Items]
Consideration transferred			$ 139.8
Goodwill			50.7
DBMG | Assembled and Trained Workforce
Business Acquisition [Line Items]
Goodwill			10.9
DBMG | GrayWolf Industrial
Business Acquisition [Line Items]
Acquisition costs			$ 4.2